Creditors amounts falling due after more than one year (Details) - Bank Overdrafts [Member] - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt instrument unused borrowing capacity amount interest rate	1.90%
Debt instrument maturity date description	August 2022
Debt instrument unused borrowing capacity amount	£ 4,750
Non Current [Member]
Debt instrument unused borrowing capacity amount		£ 6,250
London Interbank Offered Rate (LIBOR) Swap Rate [Member]
Debt instrument basis spread on variable rate	4.75%	4.75%	4.75%